Annual Total Returns - Franklin Federal Intermediate-Term Tax-Free Income Fund [BarChart] - Franklin Tax-Free Trust - TF1-36 - Franklin Federal Intermediate-Term Tax-Free Income Fund - Class A	Jul. 01, 2021
Bar Chart Table:
Annual Return 2011	11.28%
Annual Return 2012	5.56%
Annual Return 2013	(2.50%)
Annual Return 2014	6.85%
Annual Return 2015	2.45%
Annual Return 2016	(0.58%)
Annual Return 2017	3.42%
Annual Return 2018	0.71%
Annual Return 2019	4.68%
Annual Return 2020	4.24%